Subsequent Events - Additional Information (Detail)	Oct. 08, 2015	Jun. 30, 2015 USD ($) $ / shares	Mar. 31, 2016 $ / shares	Oct. 07, 2015 $ / shares	Oct. 07, 2015 £ / shares	Jun. 30, 2014 $ / shares
Subsequent Event [Line Items]
Par value		$ 1.00	$ 1.00			$ 1.00
Reverse stock split, ratio	0.197
Multi Packaging Solutions Global Holdings Limited
Subsequent Event [Line Items]
Percentage of shares capital acquired				100.00%	100.00%
Par value				$ 1
Multi Packaging Solutions Global Holdings Limited | Before Acquisition
Subsequent Event [Line Items]
Par value | £ / shares					£ 1
BP Media, Ltd.
Subsequent Event [Line Items]
Annual sales immediately prior to acquisition | $		$ 23,000